Lease - Summary of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Operating Lease Liabilities Payments Due [Abstract]
2020	$ 4,595
2021	3,910
2022	3,039
2023	1,333
2024	1,379
Thereafter	1,787
Total lease payments	16,043
Less: imputed interest	(715)
Present value of minimum operating lease payments	$ 15,328	$ 6,955